UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2011 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.8%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	A2	5.375%	03/01/21	$ 1,665	$ 1,701,047
Sharp Healthcare	A2	6.250	08/01/39	1,000	1,014,560
California County Tobacco Securitization Agy., Rev.,
C.A.B.S.	Baa3	5.250	06/01/21	1,000	896,890
Tobacco Conv. Bonds	NR	5.100	06/01/28	1,035	832,492
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	958,250
California Health Facs. Fing. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,043,500
Episcopal Home, Ser. B	A-(b)	6.000	02/01/32	1,000	1,001,240
Providence Health, Ser. B	Aa2	5.500	10/01/39	1,500	1,522,905
Providence Health, Ser. C (Pre-refunded date 10/01/18)(c)	Aa2	6.500	10/01/38	20	25,970
Providence Health, Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,066,103
Scripps Health, Ser. A	Aa3	5.000	10/01/22	500	526,770
Scripps Health, Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,000	904,050
St. Joseph Health Sys., Ser. A	A1	5.750	07/01/39	1,000	1,011,530
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	1,876,820
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.(d)	A3	9.190	02/01/15	3,850	2,768,381
California Infrastructure & Econ. Dev. Rev.,
Bay Area Toll Brdgs. 1st Lien (Pre-refunded date 01/01/28)(c)(e)	Aaa	5.000	07/01/33	1,700	2,037,773
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	1,999,840
California Municipal Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(b)	5.250	06/01/26	1,100	932,041
California Municipal Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa1	5.750	07/01/40	500	460,395
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,189,100
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(b)	6.000	12/01/31	35	35,465
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,128,600
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,602,375
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250	06/01/28	750	739,230
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	763,838
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	792,405
California St.,
GO Unrefunded Balance	A1	5.500	04/01/30	5	5,086
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,520,100
Var. Purp., GO	A1	5.250	11/01/40	750	747,735
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,024,300
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,051,480
Var. Purp., GO	A1	6.000	03/01/33	2,750	2,991,478
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,196,230
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,604,070
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(b)	5.000	11/01/40	1,600	1,449,472
Drew Sch.	NR	5.300	10/01/37	1,500	1,166,925
Irvine LLC, UCI East Rfdg.	Baa2	5.000	05/15/32	2,000	1,754,540
John Muir Health	A1	5.125	07/01/39	750	702,855
Polytechnic Sch.	A1	5.000	12/01/34	2,000	1,954,060
Sch. Fac. Rev., Aspire Pub. Schs.	NR	6.000	07/01/30	1,000	951,990
Spl. Tax No. 97-1, C.A.B.S.(d)	NR	6.910	09/01/22	4,020	1,872,034
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	528,070
Sutter Health, Ser. A	Aa3	6.000	08/15/42	2,000	2,071,280
Windrush Sch. (original cost $1,000,000; purchased 07/26/07)(f)(g)	NR	5.500	07/01/37	1,000	720,230

Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,445	2,131,233
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,058,470
Chula Vista Dev. Agy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250	10/01/27	1,540	1,259,243
Coronado Cmnty. Dev. Agy. Tax. Alloc., Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,004,620
Corona-Norco Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000	09/01/22	1,060	995,552
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	09/01/16	880	883,493
Dist. No. 92-1	NR	6.250	09/01/29	475	455,511
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,013,750
Elsinore Valley Municipal. Wtr. Dist., C.O.P., B.H.A.C.	Aa1	5.000	07/01/29	750	784,538
Folsom Spl.Tax, Cmnty. Facs.,
Dist. No. 7, Broadstone	NR	6.000	09/01/24	2,450	2,452,083
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	Aaa	5.000	08/01/40	1,250	1,277,925
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,680,157
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250	12/01/19	3,275	3,288,886
Golden St. Tobacco Securitization Rev.,
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(c)	Aaa	6.750	06/01/39	2,700	3,026,349
Asset Bkd., Sr. Ser. A-1	Baa3	5.750	06/01/47	2,500	1,715,475
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	845,550
Ser. A, C.A.B.S., A.M.B.A.C.	A2	4.600	06/01/23	3,000	2,803,140
Golden West Sch. Fin. Auth. Rev., Rfdg. Ser. A., C.A.B.S., N.A.T.L.(d)	Baa1	5.740	02/01/19	2,110	1,374,939
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(b)	5.750	12/01/34	500	499,360
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(d)	Aa3	5.890	08/01/23	2,000	986,380
La Quinta Redev. Agy. Tax Alloc., Rfdg. Proj. Area No. 1, N.A.T.L.	Baa1	7.300	09/01/11	1,000	1,011,370
Lincoln Impt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.200	09/02/25	2,525	2,525,556
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000	05/15/19	3,000	3,496,890
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375	09/01/23	2,650	2,648,542
Los Angeles Calif. Cmnty. College Dist.,
2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,275,090
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,192,960
2008 Election, Ser. C, GO	Aa1	5.250	08/01/39	750	772,500
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	1,008,470
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3	5.000	07/01/39	1,000	1,012,550
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375	07/01/38	1,530	1,595,178
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,361,460
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,702,470
M-S-R Energy Auth. Calif., Ser. A	A(b)	6.500	11/01/39	1,000	1,082,140
Ontario Special Assessment Impt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000	09/02/11	115	116,462
Palomar Pomerado Healthcare Dist. Calif. Ctfs. Partn.	Baa3	6.000	11/01/41	1,200	1,066,044
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,025,500
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500	05/01/29	1,500	1,536,030
Pittsburg Redev. Agy. Tax Alloc.,
Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(d)	A+(b)	7.250	08/01/26	1,375	475,860
Ser. B, A.G.C.(Pre-refunded date 08/01/13)(c)	Aa3	5.800	08/01/34	1,700	1,924,230
Port Oakland, Inter. Lien, Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000	11/01/29	3,000	2,765,520
Puerto Rico Comnwlth., Rfdg. Pub. Impt., Ser. C, GO	A3	6.000	07/01/39	400	403,028
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250	07/01/40	1,000	941,800
Puerto Rico Pub. Bldgs. Auth. Rev.,

Gtd. Rfdg., Govt. Fasc., Ser. P	A3	6.750	07/01/36	250	269,650
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.500	08/01/42	750	741,120
First Sub., Ser. A	A1	5.750	08/01/37	400	403,384
First Sub., Ser. A	A1	6.000	08/01/42	700	717,164
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	Baa1	5.000	07/01/47	2,500	1,979,175
Redding Elec. Sys. Rev., C.O.P.
Linked S.A.V.R.S., R.I.B.S., N.A.T.L., E.T.M.(c)	Baa1	6.368	07/01/22	95	115,373
N.A.T.L., E.T.M.(c)(g)(h)(i)	Baa1	11.990	07/01/22	2,315	3,307,950
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	1,000	997,280
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(d)	Baa1	4.070	08/01/16	1,400	1,139,138
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa1	5.380	11/01/17	5,695	4,067,597
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa1	4.940	11/01/16	5,700	4,376,232
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(h)	Aa3	0.738	12/01/35	1,000	671,820
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	1,943,620
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	A3	5.875	09/01/29	3,000	2,935,650
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,019,100
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa1	6.000	07/01/19	1,000	1,225,240
San Francisco Calif. City & Cnty. Arpts. Commn. Int’l. Arpt., Second Ser., Ser. F	A1	5.000	05/01/40	1,000	968,760
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	975,930
San Jose Calif. Redev. Agy. Tax Alloc., Rfdg., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1	A2	5.500	08/01/35	1,000	884,380
San Jose Calif. Library & Park Proj., GO	Aaa	5.000	09/01/33	2,200	2,276,780
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., GO(d)	Aa1	3.760	09/01/17	1,000	793,900
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,160,367
San Mateo Cnty Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	973,830
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.250	08/01/14	2,000	2,264,880
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(d)	Aa3	6.690	08/01/29	1,250	378,000
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(d)	Aa1	6.210	08/01/28	1,055	374,947
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	501,235
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(c)(d)	A1	2.480	07/01/16	16,325	14,404,853
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,110,720
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500	06/01/45	2,000	1,244,280
Torrance Hosp. Rev., Torrance Mem. Med. Ctr.,
Ser. A	A2	5.000	09/01/40	1,000	882,780
Ser. A	A2	6.000	06/01/22	2,000	2,025,680
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A1	5.625	01/01/29	1,000	1,070,900
Tustin Calif. Cmnty. Redev. Agy. Tax Alloc. Tustin Redev. Proj. Area	A(b)	5.000	09/01/40	1,000	837,630
University of Calif. Rev.,
Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,352,625
Ser. Q	Aa1	5.000	05/15/34	1,000	1,014,640
UCLA. Med. Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	05/15/30	1,000	942,700
Ventura Cnty. Calif. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,107,460
Virgin Islands Pub. Fin. Auth. Rev.,

Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	261,195

TOTAL LONG-TERM INVESTMENTS (cost $186,925,582)					191,337,774

SHORT-TERM INVESTMENTS — 1.7%
MUNICIPAL BONDS
California St. Econ. Recovery, Ser. C-4, F.R.D.D.(h)	VMIG1	0.100	07/01/23	1,300	1,300,000
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Rfdg., Sub. Lien, Ser. C, F.R.D.D.(h)	VMIG1	0.110	12/01/38	1,600	1,600,000
Sub. Lien, Santn. Dist., Ser. D, F.R.D.D.(h)	VMIG1	0.110	12/01/39	400	400,000

TOTAL SHORT-TERM INVESTMENTS (cost $3,300,000)					3,300,000

TOTAL INVESTMENTS — 99.5% (cost $190,225,582)(j)					194,637,774
OTHER ASSETS IN EXCESS OF LIABILITIES(k) — 0.5%					899,971

NET ASSETS — 100.0%					$195,537,745

*	The ratings reflected are as of May 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

GO—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at May 31, 2011.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,000,000. The aggregate value of $720,230 is approximately 0.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2011.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2011.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$189,260,997	$11,370,811	$(5,994,034)	$5,376,777

The difference between book basis and tax basis was primarily attributable to the difference in treatment of accreting market discount for book and tax purposes.

(k)	Other assets in excess of liabilities includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2011	Unrealized (Depreciation)(1)
	Short Positions:
10	5 Year U.S. Treasury Notes	Sep. 2011	$1,182,813	$1,191,406	$(8,593)
18	10 Year U.S. Treasury Notes	Sep. 2011	2,185,314	2,206,969	(21,655)
17	U.S. Long Bonds	Sep. 2011	2,105,979	2,122,344	(16,365)

					$(46,613)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$194,637,774	$—
Other Financial Instruments*
Futures Contracts	(46,613)	—	—

Total	$(46,613)	$194,637,774	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Prudential Investment Portfolios 6/Prudential California Muni Income Fund (the “Fund”), values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Financial futures contracts thereon traded on exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.